SHORT-TERM BORROWING (Tables)	12 Months Ended
Dec. 31, 2016
Short-Term Bank Borrowing

Short-term borrowing is as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Bank loan from Bank of Shanghai	—	24,992,214	3,599,628
Pledged loan	—	82,525,153	11,886,094

	—	107,517,367	15,485,722